Document and Entity Information	6 Months Ended
May 31, 2013
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2013
Trading Symbol	GY
Entity Registrant Name	GENCORP INC
Entity Central Index Key	0000040888